UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CORPORATE BOND FUND

FORM N-Q

MARCH 31, 2017

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 84.1%
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.9%
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	660,000	$689,700	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,930,000	3,043,538	(a)

Total Auto Components				3,733,238

Automobiles - 1.8%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,335,000	1,674,464
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,470,000	1,690,404
General Motors Co., Senior Notes	4.875%	10/2/23	470,000	502,148
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	530,351
General Motors Co., Senior Notes	6.250%	10/2/43	340,000	375,722
General Motors Co., Senior Notes	6.750%	4/1/46	760,000	894,002
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,580,000	1,663,167
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	50,438

Total Automobiles				7,380,696

Hotels, Restaurants & Leisure - 0.8%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	460,000	476,100
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	707,022
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	590,000	600,030	(a)
Mohegan Tribal Gaming Authority, Senior Notes	7.875%	10/15/24	590,000	600,325	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	940,000	956,450	(a)

Total Hotels, Restaurants & Leisure				3,339,927

Household Durables - 0.5%
D.R. Horton Inc., Senior Notes	4.000%	2/15/20	790,000	822,486
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,470,000	1,531,570

Total Household Durables				2,354,056

Media - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,230,000	1,239,225	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	830,000	836,870	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	1,519,000	2,026,835
Comcast Corp., Senior Notes	3.150%	3/1/26	1,390,000	1,369,187
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	102,150
Discovery Communications LLC, Senior Notes	3.800%	3/13/24	1,130,000	1,122,082
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	235,451
Time Warner Cable LLC, Debentures	7.300%	7/1/38	1,000,000	1,242,832
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	610,000	701,536
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	910,000	1,217,238
Time Warner Inc., Senior Notes	3.800%	2/15/27	1,150,000	1,139,780
UBM PLC, Notes	5.750%	11/3/20	745,000	783,574	(a)
Viacom Inc., Senior Notes	3.450%	10/4/26	440,000	419,345

Total Media				12,436,105

Multiline Retail - 0.3%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	1,170,000	1,111,137

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	557,463
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	20,282
PetSmart Inc., Senior Notes	7.125%	3/15/23	170,000	161,925	(a)
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	965,453

Total Specialty Retail				1,705,123

TOTAL CONSUMER DISCRETIONARY				32,060,282

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 4.9%
Beverages - 2.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	4,290,000	$4,345,989
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	530,000	562,460
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,010,000	1,095,842
Becle SA de CV, Senior Notes	3.750%	5/13/25	530,000	520,314	(a)
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	300,000	300,301
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	590,000	562,173
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	378,294
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	740,000	823,819	(a)

Total Beverages				8,589,192

Food & Staples Retailing - 1.0%
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,051,674
CVS Health Corp., Senior Notes	5.125%	7/20/45	850,000	941,418
Wal-Mart Stores Inc., Senior Notes	1.125%	4/11/18	1,230,000	1,228,031
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	890,000	871,897

Total Food & Staples Retailing				4,093,020

Food Products - 0.6%
Danone SA, Senior Notes	2.947%	11/2/26	690,000	660,971	(a)
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	170,000	174,103
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	80,000	83,332
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	50,000	63,588	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	245,201
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	640,000	670,496
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	530,000	529,915	(a)
Smithfield Foods Inc., Senior Notes	4.250%	2/1/27	140,000	141,822	(a)

Total Food Products				2,569,428

Tobacco - 1.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	1,673,693
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	471,535
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	58,719
Reynolds American Inc., Senior Notes	8.125%	6/23/19	1,457,000	1,643,483
Reynolds American Inc., Senior Notes	8.125%	5/1/40	960,000	1,321,364

Total Tobacco				5,168,794

TOTAL CONSUMER STAPLES				20,420,434

ENERGY - 15.3%
Energy Equipment & Services - 1.3%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	320,000	312,000
Ensco PLC, Senior Notes	8.000%	1/31/24	358,000	364,265
Ensco PLC, Senior Notes	4.500%	10/1/24	410,000	347,475
Ensco PLC, Senior Notes	5.200%	3/15/25	930,000	811,425
Halliburton Co., Senior Bonds	3.800%	11/15/25	350,000	355,040
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	428,160
Halliburton Co., Senior Notes	5.000%	11/15/45	950,000	1,004,768
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,440,000	1,454,190	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	260,000	241,800

Total Energy Equipment & Services				5,319,123

Oil, Gas & Consumable Fuels - 14.0%
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	220,000	284,270
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,680,000	1,798,771
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	480,000	468,761
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,110,000	1,234,007
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,860,000	2,201,788
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	237,471
Apache Corp., Senior Notes	4.750%	4/15/43	1,070,000	1,072,079
BP Capital Markets PLC, Senior Bonds	2.315%	2/13/20	560,000	564,911
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	1,220,000	1,195,300
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	470,000	472,821

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	650,000	$658,685
Chevron Corp., Senior Notes	1.718%	6/24/18	2,300,000	2,307,774
Chevron Corp., Senior Notes	2.954%	5/16/26	870,000	860,613
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,070,000	1,061,216
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,550,000	1,780,885
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	159,163
Devon Energy Corp., Senior Notes	5.000%	6/15/45	740,000	745,246
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	585,000	757,344
Ecopetrol SA, Senior Notes	5.375%	6/26/26	620,000	635,686
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,029,000	941,535
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	360,000	374,724	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	952,374
Exxon Mobil Corp., Senior Notes	1.439%	3/1/18	1,240,000	1,241,307
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	530,000	530,556
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	577,159
Hess Corp., Notes	7.875%	10/1/29	107,000	131,151
Hess Corp., Senior Notes	4.300%	4/1/27	920,000	905,449
Kerr-McGee Corp., Notes	6.950%	7/1/24	946,000	1,118,457
Kerr-McGee Corp., Notes	7.875%	9/15/31	240,000	308,318
Kerr-McGee Corp., Senior Bonds	7.125%	10/15/27	550,000	638,831
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	271,724
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	430,000	434,569	(a)
LUKOIL International Finance BV, Senior Notes	4.750%	11/2/26	790,000	803,588	(a)
Marathon Petroleum Corp., Senior Notes	3.625%	9/15/24	960,000	946,671
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	2,170,000	2,240,525	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	470,000	523,058
Noble Energy Inc., Senior Notes	6.000%	3/1/41	170,000	189,448
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	198,291
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,013,435	(a)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,120,000	1,119,132
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	430,000	414,190
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	610,000	639,183
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	60,000	60,997
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	340,000	328,963
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	920,000	974,924
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,911,000	1,978,076
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	980,000	1,090,250
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,070,000	1,152,390	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	300,000	288,750
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	620,000	649,380	(a)
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	860,000	879,824	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	1,050,000	1,095,463	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	204,443
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,850,000	1,880,649
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	28,789
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	1,016,456
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	580,000	569,850
Tennessee Gas Pipeline Co., LLC, Senior Notes	7.000%	3/15/27	820,000	974,105

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,365,000	$1,755,596
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,520,000	1,442,229
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,770,000	1,826,288
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	364,000	421,330
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	820,000	830,250
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	798,525
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	1,730,000	1,899,869	(a)

Total Oil, Gas & Consumable Fuels				58,157,862

TOTAL ENERGY				63,476,985

FINANCIALS - 27.5%
Banks - 14.6%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	700,000	722,333	(a)
Bank of America Corp., Notes	6.875%	4/25/18	3,000,000	3,157,509
Bank of America Corp., Senior Notes	7.625%	6/1/19	1,240,000	1,383,036
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	164,094
Bank of America Corp., Senior Notes	4.875%	4/1/44	250,000	270,676
Bank of America Corp., Senior Notes	4.443%	1/20/48	610,000	616,480	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	520,163
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,400,000	2,441,770
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,260,000	3,571,575
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	910,000	969,150	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	470,000	483,513	(a)(b)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	2,060,000	2,062,451	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,180,000	1,213,760	(a)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	326,712
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,487,000	3,661,332
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	420,000	432,094
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,290,000	1,271,358
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	73,279
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	460,000	530,334
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	800,000	855,000	(a)(b)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	670,000	679,722
HSBC Holdings PLC, Senior Notes	4.041%	3/13/28	2,880,000	2,914,721	(b)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,600,000	1,601,019
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	700,000	659,489	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,010,000	1,951,187	(a)
JPMorgan Chase & Co., Senior Notes	1.850%	3/22/19	3,750,000	3,752,047
JPMorgan Chase & Co., Senior Notes	4.260%	2/22/48	810,000	809,705	(b)
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	700,000	680,604
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	160,000	182,890
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	660,000	696,965
Lloyds Banking Group PLC, Junior Subordinated Bonds	7.500%	6/27/24	1,510,000	1,600,751	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	240,000	242,211
Lloyds Banking Group PLC, Senior Notes	3.000%	1/11/22	1,980,000	1,970,854
Nordea Bank AB, Subordinated Notes	4.250%	9/21/22	1,790,000	1,864,691	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	1,150,000	1,201,750	(b)(c)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	925,000	1,080,849
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	850,000	867,171
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	1,140,000	1,126,190
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	1,740,000	1,742,212
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	980,000	1,006,103	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	440,000	459,958	(a)
Standard Chartered PLC, Junior Subordinated Notes	7.750%	4/2/23	800,000	826,000	(a)(b)(c)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	750,000	776,041	(a)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	890,000	853,182
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	1,170,000	1,195,920
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,340,000	1,394,191
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,270,000	1,417,419
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	890,000	930,111
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	390,000	378,621
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,190,000	1,218,646

Total Banks				60,807,839

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 6.2%
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	1,370,000	$1,431,993
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,550,000	1,577,836	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,570,000	1,594,143
Goldman Sachs Capital III, Junior Subordinated Bonds	4.000%	5/1/17	470,000	386,575	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	720,000	761,548
Goldman Sachs Group Inc., Senior Notes	2.239%	4/30/18	2,800,000	2,825,228	(b)
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	4,300,000	4,721,151
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,704,492
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	100,809
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	730,000	745,423
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,370,000	1,444,960
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,770,000	1,767,936	(a)
Morgan Stanley, Senior Notes	2.125%	4/25/18	4,720,000	4,739,262
Morgan Stanley, Senior Notes	4.375%	1/22/47	1,190,000	1,195,810
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	840,000	853,758	(a)

Total Capital Markets				25,850,924

Consumer Finance - 1.7%
American Express Co., Notes	7.000%	3/19/18	3,600,000	3,781,173
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,140,000	1,189,875	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,790,000	1,866,075	(a)

Total Consumer Finance				6,837,123

Diversified Financial Services - 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	2,140,000	2,198,471
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	520,000	557,186
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	6,000	6,000
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	950,000	984,700	(a)
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	730,000	692,523	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	710,000	733,045	(a)
ILFC E-Capital Trust II, Bonds	4.910%	12/21/65	2,183,000	2,062,935	(a)(b)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	2,770,000	2,961,432	(a)
Nationwide Building Society, Senior Notes	2.450%	7/27/21	750,000	741,624	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	1,000,000	1,009,315
Voya Financial Inc., Senior Notes	5.700%	7/15/43	120,000	133,450

Total Diversified Financial Services				12,080,681

Insurance - 1.9%
AIA Group Ltd., Senior Notes	3.200%	3/11/25	1,000,000	982,693	(a)
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	771,000	880,867	(b)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	580,000	593,050	(b)
American International Group Inc., Senior Notes	4.500%	7/16/44	90,000	86,215
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	290,000	293,803
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	440,000	465,629
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	850,000	964,176
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	780,000	785,768	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	962,000	1,058,200
MetLife Inc., Senior Bonds	4.721%	12/15/44	110,000	116,485

Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	498,621	(a)
TIAA Asset Management Finance LLC, Senior Notes	4.125%	11/1/24	1,100,000	1,122,730	(a)

Total Insurance				7,848,237

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Thrifts & Mortgage Finance - 0.2%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	950,000	$938,125	(a)

TOTAL FINANCIALS				114,362,929

HEALTH CARE - 3.9%
Biotechnology - 0.9%
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	297,648
Amgen Inc., Senior Notes	4.400%	5/1/45	150,000	146,174
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	340,650
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	381,606
Celgene Corp., Senior Notes	3.625%	5/15/24	510,000	517,011
Celgene Corp., Senior Notes	3.875%	8/15/25	390,000	399,312
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	890,000	915,043
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	380,000	361,877
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	195,666
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	88,996
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	70,000	71,567

Total Biotechnology				3,715,550

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	734,291
Abbott Laboratories, Senior Notes	4.900%	11/30/46	150,000	155,992
Becton, Dickinson & Co., Senior Bonds	4.875%	5/15/44	180,000	192,656
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	280,000	293,418
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	331,865

Total Health Care Equipment & Supplies				1,708,222

Health Care Providers & Services - 1.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	1,082,619
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	85,559
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	481,968
Humana Inc., Senior Notes	3.950%	3/15/27	230,000	235,644
Humana Inc., Senior Notes	4.950%	10/1/44	990,000	1,042,349
Humana Inc., Senior Notes	4.800%	3/15/47	160,000	167,933
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	860,000	901,452
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	720,000	726,018
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	384,486
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	960,000	960,000

Total Health Care Providers & Services				6,068,028

Pharmaceuticals - 1.2%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	540,000	551,987
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	320,000	323,455
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	740,000	744,234
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	261,146
Johnson & Johnson, Senior Notes	3.700%	3/1/46	900,000	882,569
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,860,000	1,843,974
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	220,150

Total Pharmaceuticals				4,827,515

TOTAL HEALTH CARE				16,319,315

INDUSTRIALS - 5.2%
Aerospace & Defense - 1.1%
Hexcel Corp., Senior Notes	3.950%	2/15/27	1,570,000	1,592,335
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	920,000	936,749
Rockwell Collins Inc., Senior Notes	3.500%	3/15/27	1,930,000	1,934,582

Total Aerospace & Defense				4,463,666

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 1.0%
American Airlines, Pass-Through Trust, Secured Bonds	4.375%	10/1/22	681,732	$685,993
American Airlines, Pass-Through Trust, Secured Bonds	3.700%	5/1/23	342,994	335,705
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	1,400,527	1,449,545	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	3.375%	5/1/27	288,060	282,659
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	303,866	320,959
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	175,984	203,481
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	570,810	595,783
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	445,966	456,558

Total Airlines				4,330,683

Building Products - 0.3%
Johnson Controls International PLC, Senior Notes	3.625%	7/2/24	1,050,000	1,073,720

Commercial Services & Supplies - 0.6%
Cintas Corp., Senior Notes	2.900%	4/1/22	180,000	182,307
Cintas Corp., Senior Notes	3.700%	4/1/27	380,000	389,083
Republic Services Inc., Senior Notes	3.550%	6/1/22	1,160,000	1,204,501
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	372,572
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	416,963

Total Commercial Services & Supplies				2,565,426

Electrical Equipment - 0.5%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,043,237

Industrial Conglomerates - 1.2%
General Electric Co., Medium-Term Notes	6.750%	3/15/32	5,000	6,752
General Electric Co., Senior Notes	5.875%	1/14/38	330,000	417,322
General Electric Co., Senior Notes	6.875%	1/10/39	2,696,000	3,835,831
General Electric Co., Senior Notes	4.625%	1/30/43	560,000	563,668
General Electric Co., Senior Notes, Medium-Term Notes	6.150%	8/7/37	100,000	129,899

Total Industrial Conglomerates				4,953,472

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	671,131
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	160,000	145,600	(a)
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	511,995
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	252,140

Total Road & Rail				1,580,866

Transportation - 0.1%
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	400,000	406,500	(a)

TOTAL INDUSTRIALS				21,417,570

INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.6%
Harris Corp., Senior Notes	5.550%	10/1/21	720,000	800,322
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,188,350
Harris Corp., Senior Notes	4.854%	4/27/35	630,000	675,007

Total Communications Equipment				2,663,679

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices Inc., Senior Notes	2.500%	12/5/21	880,000	$872,520
Analog Devices Inc., Senior Notes	3.125%	12/5/23	1,560,000	1,554,783
NXP BV/NXP Funding LLC, Senior Notes	3.875%	9/1/22	1,100,000	1,127,500	(a)

Total Semiconductors & Semiconductor Equipment				3,554,803

Software - 2.0%
Microsoft Corp., Senior Notes	1.300%	11/3/18	2,000,000	2,000,018
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	132,157
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	1,727,808
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,860,000	2,957,598
Microsoft Corp., Senior Notes	3.700%	8/8/46	1,250,000	1,176,455
Microsoft Corp., Senior Notes	4.500%	2/6/57	70,000	72,266

Total Software				8,066,302

Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc., Senior Notes	2.450%	8/4/26	1,670,000	1,581,684
Apple Inc., Senior Notes	3.350%	2/9/27	1,110,000	1,124,655
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	2,420,000	2,481,088	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	1,770,000	1,852,705	(a)
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	1,430,000	1,417,825	(a)

Total Technology Hardware, Storage & Peripherals				8,457,957

TOTAL INFORMATION TECHNOLOGY				22,742,741

MATERIALS - 5.4%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	540,000	541,361	(a)

Metals & Mining - 5.3%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	680,000	732,700	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	300,000	328,500	(a)
Anglo American Capital PLC, Senior Notes	2.625%	9/27/17	1,440,000	1,441,800	(a)
Arconic Inc., Senior Notes	5.400%	4/15/21	1,000,000	1,067,050
Arconic Inc., Senior Notes	5.125%	10/1/24	880,000	913,440
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	308,000	330,691
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	404,000	433,471
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	780,000	885,521
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	640,000	736,296
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	700,000	785,691
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,350,000	1,530,225	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	202,750	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	390,000	393,900	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	300,000	298,875
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,190,000	1,234,625	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,830,000	1,904,688	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	230,000	234,754	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,386,086	(a)
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	680,000	724,200	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	660,000	719,400	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	443,571
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	2,260,000	2,480,350	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	457,000	493,606
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	2,070,000	2,083,412

Total Metals & Mining				21,785,602

Paper & Forest Products - 0.0%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	80,000	82,816

TOTAL MATERIALS				22,409,779

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	990,000	970,449	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	$1,098,892

TOTAL REAL ESTATE				2,069,341

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.8%
AT&T Inc., Senior Notes	4.500%	5/15/35	1,120,000	1,060,513
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	9,278
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	593,706
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	461,022
AT&T Inc., Senior Notes	5.450%	3/1/47	350,000	359,111
AT&T Inc., Senior Notes	4.500%	3/9/48	538,000	480,297
AT&T Inc., Senior Notes	4.550%	3/9/49	43,000	38,487
British Telecommunications PLC, Bonds	9.125%	12/15/30	545,000	817,098
Deutsche Telekom International Finance BV, Senior Notes	2.485%	9/19/23	2,230,000	2,134,862	(a)
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	1,340,000	1,352,191
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	530,000	538,539
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	410,000	425,205
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	970,000	1,020,512
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	560,000	512,403
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	4,970,000	5,064,470
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	850,000	773,152

Total Diversified Telecommunication Services				15,640,846

Wireless Telecommunication Services - 0.9%
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,750,000	3,750,000	(a)

TOTAL TELECOMMUNICATION SERVICES				19,390,846

UTILITIES - 3.5%
Electric Utilities - 3.3%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,361,735
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000	1,496,295
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	403,065	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,104,014
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,565,651
Duke Energy Corp., Senior Notes	2.650%	9/1/26	590,000	550,840
Duke Energy Corp., Senior Notes	3.750%	9/1/46	660,000	595,053
Exelon Corp., Senior Notes	3.400%	4/15/26	1,700,000	1,675,216
FirstEnergy Corp., Notes	7.375%	11/15/31	1,140,000	1,489,417
Great Plains Energy Inc., Senior Notes	3.900%	4/1/27	750,000	758,827
Great Plains Energy Inc., Senior Notes	4.850%	4/1/47	150,000	154,384
Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000	1,056,893
Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	560,000	578,892
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	513,586	(a)
Public Service Electric & Gas Co., Senior Secured Notes	2.250%	9/15/26	530,000	494,215

Total Electric Utilities				13,798,083

Multi-Utilities - 0.2%
Dominion Resources Inc., Senior Notes	2.850%	8/15/26	830,000	776,594

TOTAL UTILITIES				14,574,677

TOTAL CORPORATE BONDS & NOTES (Cost - $342,085,358)				349,244,899

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 0.3%
GoldenTree Loan Opportunities Ltd., 2015-10A D	4.380%	7/20/27	500,000	$499,125	(a)(b)
Madison Park Funding Ltd., 2013-11A C	3.632%	10/23/25	400,000	400,287	(a)(b)
Regatta IV Funding Ltd., 2014-1A D	4.382%	7/25/26	500,000	497,631	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,365,971)				1,397,043

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	1,000,000	573,281	(a)
Colony Mortgage Capital Ltd., 2014-FL1 C	3.497%	4/8/31	1,190,000	1,190,021	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 D	4.547%	4/8/31	350,000	350,027	(a)(b)
Commercial Mortgage Trust, 2015-CR25 D	3.797%	8/10/48	100,000	77,967	(b)
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,200,000	660,133	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	1.282%	1/25/36	1,637,708	1,454,290	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.118%	8/15/48	440,000	328,342	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.618%	8/15/48	900,000	589,050	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	2,560,000	1,538,795	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,000,000	565,756	(a)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.470%	9/15/48	300,000	240,025	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,124,178)				7,567,687

MUNICIPAL BONDS - 1.3%
Alabama - 0.2%
Alabama Economic Settlement Authority, BP Settlement Revenue	3.163%	9/15/25	840,000	845,695

California - 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	848,436
University of California Revenue, Taxable	4.062%	5/15/33	550,000	559,268

Total California				1,407,704

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	460,000	447,083

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	445,000	462,947
Illinois State, GO, Taxable	5.650%	12/1/38	670,000	619,804

Total Illinois				1,082,751

New York - 0.2%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	873,888

Ohio - 0.2%
American Municipal Power-Ohio Inc., OH, Revenue, Build America Bonds	7.499%	2/15/50	480,000	654,744

TOTAL MUNICIPAL BONDS (Cost - $5,065,745)				5,311,865

SENIOR LOANS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Multiline Retail - 0.2%
Dollar Tree Inc., Term Loan B2 (Cost - $990,000)	4.250%	7/6/22	990,000	1,003,291	(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 5.1%
Argentina - 3.1%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,530,000		$3,922,712	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	760,000		789,556	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	1,080,000		1,096,740	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	2,770,000		2,951,435	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	21,370,000	ARS	1,446,744
Republic of Argentina, Senior Notes	6.875%	1/26/27	2,450,000		2,487,363	(a)

Total Argentina					12,694,550

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	820,000		895,850

Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	820,000		869,200	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	990,000		1,027,125	(a)

Total Ecuador					1,896,325

Honduras - 0.2%
Republic of Honduras, Senior Notes	6.250%	1/19/27	970,000		986,606	(a)

Kuwait - 0.6%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	2,530,000		2,560,297	(a)

Mexico - 0.3%
United Mexican States, Senior Notes	4.350%	1/15/47	1,200,000		1,107,000

Panama - 0.2%
Republic of Panama, Senior Bonds	4.300%	4/29/53	900,000		857,250

TOTAL SOVEREIGN BONDS (Cost - $20,481,968)					20,997,878

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.9%
U.S. Government Obligations - 3.9%
U.S. Treasury Bonds	3.625%	2/15/44	4,410,000		4,914,826
U.S. Treasury Bonds	2.500%	2/15/46	2,820,000		2,528,031
U.S. Treasury Bonds	2.250%	8/15/46	1,130,000		956,396
U.S. Treasury Bonds	2.875%	11/15/46	3,210,000		3,115,206
U.S. Treasury Notes	1.875%	1/31/22	1,150,000		1,147,641
U.S. Treasury Notes	1.875%	2/28/22	1,580,000		1,576,791
U.S. Treasury Notes	2.125%	2/29/24	1,970,000		1,959,650

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,279,129)					16,198,541

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (Cost - $391,718)	7.376%		15,675		359,056	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $394,784,067)					402,080,260

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 3.4%
Repurchase Agreements - 2.4%
Deutsche Bank Securities Inc. repurchase agreement dated 3/31/17; Proceeds at maturity - $10,000,658; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market value - $10,200,000) (Cost - $10,000,000)	0.790%	4/3/17	10,000,000	$10,000,000

			SHARES
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,120,964)	0.634%		4,120,964	4,120,964

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,120,964)				14,120,964

TOTAL INVESTMENTS - 100.2% (Cost - $408,905,031#)				416,201,224
Liabilities in Excess of Other Assets - (0.2)%				(783,231)

TOTAL NET ASSETS - 100.0%				$415,417,993

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
GO	— General Obligation

At March 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	194	6/17	$41,982,272	$41,991,906	$9,634
U.S. Treasury 5-Year Notes	95	6/17	11,168,865	11,184,023	15,158
U.S. Treasury Long-Term Bonds	15	6/17	2,261,205	2,262,656	1,451

					26,243

Contracts to Sell:
U.S. Treasury 10-Year Notes	71	6/17	8,783,989	8,843,938	(59,949)
U.S. Treasury Ultra Long-Term Bonds	45	6/17	7,180,881	7,228,125	(47,244)

					(107,193)

Net unrealized depreciation on open futures contracts					$(80,950)

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,501,155	EUR	2,343,973	Citibank N.A.	4/20/17	$(1,171)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At March 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$3,836,000	2/15/41	2.442% semi-annually	3-Month LIBOR quarterly	$(16,558)	$185,958

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2017[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Credit Suisse (Air Products & Chemicals Inc., 3.000%, due 11/3/21)	$960,000	3/20/18	0.07%	1.000% quarterly	$(8,708)	$(3,777)	$(4,931)
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	1,475,887	3/20/19	0.20%	1.000% quarterly	(23,043)	(15,384)	(7,659)

Total	$2,435,887				$(31,751)	$(19,161)	$(12,590)

At March 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.27 Index)	$10,721,700	12/20/21	5.000% quarterly	$(842,994)	$(394,105)	$(448,889)
Chicago Mercantile Exchange (Markit CDX.NA.IG.28 Index)	5,124,000	6/20/22	1.000% quarterly	(84,776)	(80,174)	(4,602)

Total	$15,845,700			$(927,770)	$(474,279)	$(453,491)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$349,244,899	—	$349,244,899
Asset-Backed Securities	—	1,397,043	—	1,397,043
Collateralized Mortgage Obligations	—	7,567,687	—	7,567,687
Municipal Bonds	—	5,311,865	—	5,311,865
Senior Loans	—	1,003,291	—	1,003,291
Sovereign Bonds	—	20,997,878	—	20,997,878
U.S. Government & Agency Obligations	—	16,198,541	—	16,198,541
Preferred Stocks	$359,056	—	—	359,056

Total Long-Term Investments	$359,056	$401,721,204	—	$402,080,260

Short-Term Investments†:
Repurchase Agreements	—	$10,000,000	—	$10,000,000
Money Market Funds	$4,120,964	—	—	4,120,964

Total Short-Term Investments	$4,120,964	$10,000,000	—	$14,120,964

Total Investments	$4,480,020	$411,721,204	—	$416,201,224

Other Financial Instruments:
Futures Contracts	$26,243	—	—	$26,243
Centrally Cleared Interest Rate Swaps	—	$185,958	—	185,958

Total Other Financial Instruments	$26,243	$185,958	—	$212,201

Total	$4,506,263	$411,907,162	—	$416,413,425

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$107,193	—	—	$107,193
Forward Foreign Currency Contracts	—	$1,171	—	1,171
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	453,491	—	453,491
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	31,751	—	31,751

Total	$107,193	$486,413	—	$593,606

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2017, securities valued at $359,056 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,252,574
Gross unrealized depreciation	(4,956,381)

Net unrealized appreciation	$7,296,193

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017